Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 19.4%
$ 350,000
AmeriCredit Automobile Receivables
Trust, Series 2019-3, Class C, 2.320%,
7/18/25 .......................
$ 344,818
250,000
AmeriCredit Automobile Receivables
Trust, Series 2021-2, Class A3, 0.340%,
12/18/26 .......................
242,459
145,331
AmeriCredit Automobile Receivables
Trust, Series 2021-3, Class A2, 0.410%,
2/18/25 .......................
143,763
195,507
ARI Fleet Lease Trust, Series 2018-B,
Class A3, 3.430%, 8/16/27(a) ........
195,419
121,907
ARI Fleet Lease Trust, Series 2019-A,
Class A2A, 2.410%, 11/15/27(a) .....
121,696
385,660
ARI Fleet Lease Trust, Series 2021-A,
Class A2, 0.370%, 3/15/30(a) ........
378,608
525,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2018-1A, Class A, 3.700%,
9/20/24(a) .....................
524,261
452
CarMax Auto Owner Trust, Series 2018-4,
Class A3, 3.360%, 9/15/23 ..........
452
100,000
Carvana Auto Receivables Trust, Series
2021-P2, Class A3, 0.490%, 3/10/26 ...
96,368
49,673
Chesapeake Funding II, LLC, Series 2018-
3A, Class A1, 3.390%, 1/15/31(a) .....
49,709
119,676
Chesapeake Funding II, LLC, Series 2019-
1A, Class A1, 2.940%, 4/15/31(a) .....
119,707
514,648
Chesapeake Funding II, LLC, Series 2020-
1A, Class A1, 0.870%, 8/15/32(a) .....
508,319
2,083
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.804%,
6/25/37 .......................
2,080
299,456
Enterprise Fleet Financing, LLC, Series
2020-2, Class A2, 0.610%, 7/20/26(a) ..
292,514
350,000
Fifth Third Auto Trust, Series 2019-1, Class
A4, 2.690%, 11/16/26 .............
349,647
400,000
Ford Credit Auto Owner Trust 2018-
REV2, Series 2018-2, Class A, 3.470%,
1/15/30(a) .....................
398,742
350,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2020-1, Class A4,
1.850%, 2/16/26(a) ...............
341,610
248,443
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A2,
0.270%, 6/15/23(a) ...............
247,117
330,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A3,
0.340%, 8/15/24(a) ...............
319,228
17,165
Nissan Auto Receivables Owner Trust,
Series 2019-C, Class A3, 1.930%,
7/15/24 .......................
17,114
1,596
OneMain Financial Issuance Trust, Series
2016-3A, Class A, 3.830%, 6/18/31(a) .
1,596
324,000
OneMain Financial Issuance Trust, Series
2018-2A, Class A, 3.570%, 3/14/33(a) .
318,571
262,051
OneMain Financial Issuance Trust, Series
2020-1A, Class A, 3.840%, 5/14/32(a) .
261,304
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 97,909
Santander Consumer Auto Receivables
Trust 2020-B, Series 2020-BA, Class A3,
0.460%, 8/15/24(a) ...............
$ 97,677
477,967
Santander Consumer Auto Receivables
Trust 2021-A, Series 2021-AA, Class
A3, 0.330%, 10/15/25(a) ...........
469,332
208,000
Santander Drive Auto Receivables Trust,
Series 2020-3, Class C, 1.120%, 1/15/26
206,408
149,000
Santander Drive Auto Receivables Trust,
Series 2021-1, Class C, 0.750%, 2/17/26
145,394
375,000
Santander Drive Auto Receivables Trust,
Series 2021-3, Class B, 0.600%,
12/15/25 .......................
369,465
219,914
Wheels SPV 2, LLC, Series 2019-1A,
Class A3, 2.350%, 5/22/28(a) ........
219,279
320,000
World Omni Auto Receivables Trust, Series
2021-B, Class A3, 0.420%, 6/15/26 ...
307,178
139,724
World Omni Select Auto Trust, Series
2021-A, Class A2, 0.290%, 2/18/25 ...
138,765
Total Asset Backed Securities
(Cost $7,350,375) ................ 7,228,600
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
19,911
Freddie Mac, Series 4172, Class PB,
1.500%, 7/15/40 .................
19,869
216,839
JP Morgan Mortgage Trust, Series 2017-5,
Class A1B, 3.053%, 10/26/48(a)(b) ...
212,857
Total Collateralized Mortgage Obligations
(Cost $239,793) ................. 232,726
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 15.3%
174,000
BX 2021-LBA3 Mortgage Trust, Series
2021-PAC, Class B, 2.224%, (LIBOR
USD 1-Month plus 0.90%), 10/15/36(a)
(c) ...........................
163,943
166,000
BX Commercial Mortgage Trust, Series
2021-21M, Class C, 2.501%, (LIBOR
USD 1-Month plus 1.18%), 10/15/36(a)
(c) ...........................
155,000
172,000
BX Commercial Mortgage Trust, Series
2021-ACNT, Class C, 2.825%, (LIBOR
USD 1-Month plus 1.50%), 11/15/38(a)
(c) ...........................
163,794
202,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class B, 2.595%, (LIBOR
USD 1-Month plus 1.27%), 12/15/38(a)
(c) ...........................
192,870
135,352
BX Commercial Mortgage Trust, Series
2021-XL2, Class C, 2.521%, (LIBOR
USD 1-Month plus 1.20%), 10/15/38(a)
(c) ...........................
127,535

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 203,574
BX Commercial Mortgage Trust, Series
2022-LP2, Class B, 2.646%, (CME Term
SOFR 1-Month 1.31%), 2/15/39(a)(c) ..
$ 193,406
173,000
BX Trust, Series 2021-RISE, Class C,
2.774%, (LIBOR USD 1-Month plus
1.45%), 11/15/36(a)(c) ............
163,257
300,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.371%,
9/10/46(b) .....................
299,808
25,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4, 4.131%,
11/10/46 .......................
24,984
84,398
COMM 2012-CCRE3 Mortgage Trust,
Series 2012-CR3, Class A3, 2.822%,
10/15/45 .......................
84,289
270,000
COMM 2013-CCRE10 Mortgage Trust,
Series 2013-CR10, Class A4, 4.210%,
8/10/46(b) .....................
269,681
195,000
COMM 2013-CCRE12 Mortgage Trust,
Series 2013-CR12, Class A4, 4.046%,
10/10/46 .......................
193,955
350,000
COMM 2013-CCRE13 Mortgage Trust,
Series 2013-CR13, Class A4, 4.194%,
11/10/46(b) ....................
349,187
371,000
COMM 2013-CCRE6 Mortgage Trust,
Series 2013-CR6, Class A4, 3.101%,
3/10/46 .......................
369,192
350,000
COMM 2013-CCRE8 Mortgage Trust,
Series 2013-CR8, Class A5, 3.612%,
6/10/46(b) .....................
348,545
34,908
COMM 2015-CCRE23 Mortgage Trust,
Series 2015-CR23, Class A2, 2.852%,
5/10/48 .......................
34,881
155,000
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 2.645%, (LIBOR
USD 1-Month plus 1.32%), 11/15/38(a)
(c) ...........................
147,800
350,000
GS Mortgage Securities Trust, Series 2013-
GC16, Class A4, 4.271%, 11/10/46 ....
349,229
367,000
GS Mortgage Securities Trust 2013-GCJ12,
Series 2013-GC12, Class A4, 3.135%,
6/10/46 .......................
363,151
125,000
GS Mortgage Securities Trust 2013-GCJ14,
Series 2013-GC14, Class A5, 4.243%,
8/10/46 .......................
124,645
300,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
298,008
168,000
Med Trust, Series 2021-MDLN, Class C,
3.125%, (LIBOR USD 1-Month plus
1.80%), 11/15/38(a)(c) ............
160,196
188,000
OPG Trust, Series 2021-PORT, Class C,
2.156%, (LIBOR USD 1-Month plus
0.83%), 10/15/36(a)(c) ............
173,410
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 145,653
SMR Mortgage Trust, Series 2022-IND,
Class A, 2.929%, (CME Term SOFR
1-Month 1.65%), 2/15/39(a)(c) .......
$ 140,543
177,371
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C4, Class A5,
2.850%, 12/10/45 ................
177,257
546,000
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class A3, 2.875%,
12/15/45 .......................
545,025
25,000
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4, 3.001%,
5/15/45 .......................
24,779
32,462
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class A3, 3.660%,
3/15/47 .......................
32,365
Total Commercial Mortgage-Backed
Securities
(Cost $5,978,962) ................ 5,670,735
CORPORATE BONDS — 60.1%
Aerospace & Defense — 0.9%
350,000
Boeing Co. (The), 4.508%, 5/1/23 ...... 350,863
Automobiles — 2.4%
225,000
BMW Finance NV, 2.250%, 8/12/22(a) .. 224,994
425,000
Ford Motor Credit Co., LLC, 2.979%,
8/3/22 ........................ 425,000
250,000
General Motors Financial Co., Inc.,
1.488%, (SOFR plus 0.62%),
10/15/24(c) ..................... 240,998
890,992
Banks — 8.6%
300,000
Australia & New Zealand Banking Group,
Ltd., MTN, 2.050%, 11/21/22 ....... 298,763
350,000
Bank of America Corp., MTN, 1.760%,
(SOFR plus 0.73%), 10/24/24(c) ..... 346,627
300,000
Credit Suisse Group Funding Guernsey,
Ltd., 3.800%, 9/15/22 ............. 300,239
200,000
Federation des Caisses Desjardins du
Quebec, 1.717%, (SOFR plus 0.43%),
5/21/24(a)(c) ................... 196,406
525,000
Goldman Sachs Group, Inc. (The), 2.255%,
(LIBOR USD 3-Month plus 0.75%),
2/23/23(c) ..................... 524,182
350,000
KeyBank N.A., BKNT, 1.830%, (SOFR
plus 0.32%), 6/14/24(c) ............ 344,633
150,000
Macquarie Group, Ltd., 1.564%, (SOFR
plus 0.71%), 10/14/25(a)(c) ......... 147,529
250,000
NatWest Markets PLC, 3.174%, (SOFR
plus 1.66%), 9/29/22(a)(c) .......... 250,349
250,000
NatWest Markets PLC, 3.625%, 9/29/22(a) 250,284
250,000
PNC Financial Services Group, Inc. (The),
STEP, 2.854%, 11/9/22 ............ 250,084

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 300,000
Santander UK PLC, 2.100%, 1/13/23 .... $ 297,936
3,207,032
Chemicals — 1.1%
350,000
International Flavors & Fragrances, Inc.,
0.697%, 9/15/22(a) ............... 348,346
80,000
Westlake Corp., 0.875%, 8/15/24 ....... 76,422
424,768
Commercial Services & Supplies — 0.6%
209,000
Republic Services, Inc., 4.750%, 5/15/23 . 210,299
Construction Materials — 1.4%
183,000
Koppers, Inc., 6.000%, 2/15/25(a) ...... 169,945
350,000
Martin Marietta Materials, Inc., 0.650%,
7/15/23 ....................... 338,277
508,222
Diversified Financial Services — 3.9%
200,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.300%, 1/23/23 . 199,217
150,000
Air Lease Corp., 2.250%, 1/15/23 ...... 148,485
350,000
Ares Capital Corp., 3.500%, 2/10/23 .... 348,457
300,000
Capital One Financial Corp., 1.959%,
(LIBOR USD 3-Month plus 0.72%),
1/30/23(c) ..................... 299,439
175,000
OneMain Finance Corp., 6.125%, 3/15/24 167,125
300,000
Park Aerospace Holdings, Ltd., 5.250%,
8/15/22(a) ..................... 300,011
1,462,734
Electric Utilities — 7.7%
347,000
Ameren Illinois Co., 2.700%, 9/1/22 .... 346,872
115,000
American Electric Power Co., Inc., 2.031%,
3/15/24 ....................... 111,327
260,000
Consumers Energy Co., 0.350%, 6/1/23 .. 252,845
125,000
Dominion Energy, Inc., 2.450%, 1/15/23(a) 124,244
250,000
Dominion Energy, Inc., Series B, 2.750%,
9/15/22 ....................... 249,777
437,000
DTE Energy Co., 2.250%, 11/1/22 ...... 436,115
300,000
Entergy Louisiana, LLC, 0.950%, 10/1/24 281,993
120,000
Florida Power & Light Co., 1.434%,
(SOFRINDX plus 0.25%), 5/10/23(c) .. 119,028
319,000
Indiana Michigan Power Co., Series J,
3.200%, 3/15/23 ................. 317,216
200,000
Public Service Electric & Gas Co., MTN,
3.250%, 9/1/23 .................. 200,071
300,000
Vistra Operations Co., LLC, 4.875%,
5/13/24(a) ..................... 298,456
137,000
WESCO Distribution, Inc., 7.125%,
6/15/25(a) ..................... 136,206
2,874,150
Electrical Equipment — 1.4%
130,000
Carlisle Cos., Inc., 0.550%, 9/1/23 ...... 125,447
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Electrical Equipment — (continued)
$ 400,000
General Electric Co., 2.700%, 10/9/22 ... $ 400,016
525,463
Energy Equipment & Services — 7.6%
300,000
Enbridge, Inc., 2.150%, 2/16/24 ....... 291,330
300,000
Energy Transfer L.P./Regency Energy
Finance Corp., 5.000%, 10/1/22 ...... 300,410
95,000
Genesis Energy L.P./Genesis Energy
Finance Corp., 5.625%, 6/15/24 ...... 88,995
300,000
Kinder Morgan, Inc., 3.150%, 1/15/23 ... 299,558
300,000
MPLX L.P., 3.375%, 3/15/23 .......... 299,188
400,000
ONEOK Partners L.P., 3.375%, 10/1/22 .. 400,017
224,000
Penske Truck Leasing Co. LP/PTL Finance
Corp., 4.875%, 7/11/22(a) .......... 224,052
250,000
Plains All American Pipeline L.P./PAA
Finance Corp., 3.850%, 10/15/23 ..... 248,695
260,000
Texas Eastern Transmission L.P., 2.800%,
10/15/22(a) ..................... 259,943
400,000
Williams Cos., Inc. (The), 3.700%, 1/15/23 400,653
2,812,841
Entertainment — 1.0%
400,000
Magallanes, Inc., 3.528%, 3/15/24(a) .... 391,958
Equity Real Estate Investment Trusts (REITS)
— 3.0%
140,000
Jones Lang LaSalle, Inc., 4.400%, 11/15/22 140,154
205,000
Public Storage, 1.445%, (SOFR plus
0.47%), 4/23/24(c) ............... 202,148
225,000
SBA Tower Trust, Series 2014-2A, Class C,
3.869%, 10/8/24(a) ............... 221,610
400,000
Simon Property Group L.P., 1.218%,
(SOFRINDX plus 0.43%), 1/11/24(c) .. 394,423
179,000
Starwood Property Trust, Inc., 5.500%,
11/1/23(a) ..................... 176,986
1,135,321
Health Care Equipment & Services — 0.8%
300,000
Humana, Inc., 0.650%, 8/3/23 ......... 290,370
Health Care Providers & Services — 1.2%
350,000
AbbVie, Inc., 2.300%, 11/21/22 ........ 349,313
100,000
CVS Health Corp., 2.750%, 12/1/22 .... 99,948
449,261
Household Products — 1.0%
388,000
Procter & Gamble Co. (The), 2.150%,
8/11/22 ....................... 388,050
Insurance — 4.2%
350,000
Athene Global Funding, 3.000%, 7/1/22(a) 350,000
100,000
Brighthouse Financial Global Funding,
0.600%, 6/28/23(a) ............... 96,826
75,000
Brighthouse Financial Global Funding,
1.561%, (SOFR plus 0.76%), 4/12/24(a)
(c) ........................... 74,495

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 290,000
Fidelity National Financial, Inc., 5.500%,
9/1/22 ........................ $ 291,083
248,000
MassMutual Global Funding II, 2.500%,
10/17/22(a) ..................... 247,717
500,000
Reliance Standard Life Global Funding II,
2.625%, 7/22/22(a) ............... 499,945
1,560,066
IT Services — 0.7%
250,000
Fiserv, Inc., 3.500%, 10/1/22 .......... 250,000
Media — 0.7%
250,000
TWDC Enterprises 18 Corp., MTN,
2.350%, 12/1/22 ................. 249,431
Metals & Mining — 2.9%
175,000
Freeport-McMoRan, Inc., 3.875%, 3/15/23 174,244
400,000
Glencore Finance Canada, Ltd., 4.250%,
10/25/22(a) ..................... 399,716
200,000
Nucor Corp., 4.125%, 9/15/22 ......... 200,221
300,000
Southern Copper Corp., 3.500%, 11/8/22 . 299,856
1,074,037
Oil, Gas & Consumable Fuels — 3.5%
250,000
CenterPoint Energy Resources Corp.,
0.700%, 3/2/23 .................. 244,843
350,000
HF Sinclair Corp., 2.625%, 10/1/23(a) ... 340,072
325,000
Pioneer Natural Resources Co., 3.950%,
7/15/22 ....................... 325,049
145,000
Range Resources Corp., 5.000%, 3/15/23 . 143,912
250,000
Southern California Gas Co., 2.095%,
(LIBOR USD 3-Month plus 0.35%),
9/14/23(c) ..................... 248,447
1,302,323
Semiconductors & Semiconductor Equipment
— 0.7%
250,000
Microchip Technology, Inc., 4.333%,
6/1/23 ........................ 250,164
Software — 1.7%
61,000
Dell International, LLC/EMC Corp.,
5.450%, 6/15/23 ................. 61,623
300,000
Hewlett Packard Enterprise Co., 4.400%,
10/15/22 ....................... 300,561
275,000
VMware, Inc., 0.600%, 8/15/23 ........ 265,908
628,092
Specialty Retail — 1.2%
300,000
7-Eleven, Inc., 0.625%, 2/10/23(a) ...... 294,193
161,000
Nordstrom, Inc., 2.300%, 4/8/24 ....... 153,224
447,417
Telecommunication Services — 1.5%
250,000
AT&T, Inc., 2.150%, (SOFRINDX plus
0.64%), 3/25/24(c) ............... 247,630
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Telecommunication Services — (continued)
$ 300,000
Verizon Communications, Inc., 2.511%,
(LIBOR USD 3-Month plus 1.10%),
5/15/25(c) ..................... $ 298,165
545,795
Tobacco — 0.4%
150,000
BAT Capital Corp., 2.291%, (LIBOR USD
3-Month plus 0.88%), 8/15/22(c) ..... 149,897
Total Corporate Bonds
(Cost $22,711,749) ............... 22,379,546
MUNICIPAL BONDS — 1.4%
Illinois — 0.7%
275,000
Chicago O'Hare International Airport, IL,
Refunding, Taxable Revenue Bonds,
Series D, 0.959%, 1/1/23 ........... 272,264
Pennsylvania — 0.7%
250,000
Allegheny County, PA, Advance Refunding,
Taxable Revenue Bonds, G.O., Series
C79, 0.573%, 11/1/22 ............. 248,692
Total Municipal Bonds
(Cost $525,000) ................. 520,956
COMMERCIAL PAPER — 2.1%
Banks — 2.1%
400,000
HSBC USA, Inc., 2.630%, 11/30/22 .... 395,100
400,000
Yankee Commercial Paper, 2.470%,
10/21/22 ....................... 396,846
791,946
Total Commercial Paper
(Cost $792,560) ................. 791,946
Shares
MONEY MARKET FUND — 0.7%
243,005
Federated Treasury Obligations Fund,
Institutional Shares, 1.37%(d) .......
243,005
Total Money Market Fund
(Cost $243,005) ................. 243,005
Total Investments — 99.6%
(Cost $37,841,444) ............................ 37,067,514
Net Other Assets (Liabilities) — 0.4% ............... 164,426
NET ASSETS — 100.0% .......................
$ 37,231,940
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2022. The maturity date reflected is the final maturity date.
(c) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2022. The maturity date reflected is the final maturity date.
(d) Represents the current yield as of report date.
BKNT Bank Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund
June 30, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Ultra Short Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
June 30, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Ultra Short Bond Fund ................ $ 243,005(a) $ 36,824,509(b) $ — $ 37,067,514
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
June 30, 2022 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.